SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON CANCELABLE OPERATING LEASES (Details) - Seamless Group Inc [Member]	Dec. 31, 2022 USD ($)
2022	$ 197,616
2023	164,681
Lease liabilities (Gross)	362,297
Less: imputed interest	(29,341)
Total lease liabilities	$ 332,956